Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Summary of sources (by product type) from which the Company's revenues are derived

	Successor				Predecessor
	Year Ended		December 3, 2021		January 1, 2021
	December 31,		through December 31,		through December 2,
Revenue Type	2022	% of Total	2021	% of Total	2021	% of Total
Capitated revenue	$1,034,800	99%	$57,224	97%	$567,735	98%
Other patient service revenue:
Clinical fees & insurance revenue	6,158	0%	751	2%	4,318	1%
Shared risk revenue	351	0%	181	0%	602	0%
Care coordination / management fees	7,924	1%	600	1%	5,880	1%
Incentive fees	238	0%	6	0%	67	0%
Total other patient service revenue	14,671	1%	1,538	3%	10,867	2%
Total revenue	$1,049,471	100%	$58,762	100%	$578,602	100%

Summary of estimated useful lives applicable to PP&E

Classification	Depreciation Cycle
Leasehold improvements (cycle: lease term)	1 to 10 Years
Furniture and fixtures	7 Years
Computer equipment	3 Years
Medical equipment	7 Years
Software	3 Years